LOANS HELD FOR INVESTMENT - Dislcosures (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Receivables [Abstract]
Number of loans originated or co-originated | item	38
Number of loans repaid or sold | item	24
Amount funded	$ 229,900,000
Amount of repayments, excluding non-controlling interests held by third parties	410,600,000
Loans sold to third party	$ 74,625,000
Percentage of Loans Held for Investment Having LIBOR Floors	66.20%
Weighted average floor (as a percent)	0.24%
Loans held for investment
Total Commitment	$ 1,300,000,000
Loans held for investment	1,174,391,000	$ 1,462,584,000	$ 958,495,000
Carrying Amount	1,127,812,000	1,384,975,000
Outstanding Principal including non-controlling interest	1,180,421,000	1,472,890,000
Outstanding Principal	$ 1,133,842,000	$ 1,395,281,000
Interest Rate (as a percent)	5.30%	5.50%
Unleveraged effective yield (as a percent)	6.00%	6.00%
Remaining Life	1 year 10 months 24 days	2 years 9 months 18 days
Unleveraged effective yield dispositions, early prepayments or defaults	$ 0
Non-controlling interest investment
Loans held for investment
Loans held for investment	46,579,000	$ 77,609,000
Outstanding Principal including non-controlling interest	46,579,000	77,609,000
Senior mortgage loans.
Loans held for investment
Carrying Amount	961,395,000	1,156,476,000
Outstanding Principal	$ 965,578,000	$ 1,164,055,000
Interest Rate (as a percent)	4.40%	4.50%
Unleveraged effective yield (as a percent)	5.10%	5.00%
Remaining Life	1 year 4 months 24 days	2 years 1 month 6 days
Subordinated debt and preferred equity investments
Loans held for investment
Carrying Amount	$ 166,417,000	$ 228,499,000
Outstanding Principal	$ 168,264,000	$ 231,226,000
Interest Rate (as a percent)	10.60%	10.30%
Unleveraged effective yield (as a percent)	11.20%	10.70%
Remaining Life	5 years 1 month 6 days	6 years 1 month 6 days